Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Registrant Name	BNY Mellon Worldwide Growth Fund, Inc.
Entity Central Index Key	0000897569
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 27, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	Feb. 28, 2020
BNY Mellon Worldwide Growth Fund, Inc. | Class Y
Prospectus:
Trading Symbol	DPRIX
BNY Mellon Worldwide Growth Fund, Inc. | Class I
Prospectus:
Trading Symbol	DPWRX
BNY Mellon Worldwide Growth Fund, Inc. | Class C
Prospectus:
Trading Symbol	PGRCX
BNY Mellon Worldwide Growth Fund, Inc. | Class A
Prospectus:
Trading Symbol	PGROX